SUPPLEMENT DATED OCTOBER 26, 2009
TO

PROSPECTUS DATED MAY 1, 2009

WEALTHQUEST III VARIABLE ANNUITY
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement amends your prospectus. Please read it carefully and keep it with your prospectus for future reference. The address to use (beginning December 1, 2009) to mail additional purchase payments and other transaction and service requests after a contract has been issued is being changed. More specifically, the prospectus is modified as follows:

1.     Page one (1): Delete the following heading at the top center of the page:

WEALTHQUEST III VARIABLE ANNUITY
Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
Prospectus May 1, 2009
1-800-306-2959

and replace it with the following:

WEALTHQUEST III VARIABLE ANNUITY
Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999

For Service and Transaction Requests Write to

And Mail Additional Purchase Payments to:

American National Processing Center, Variable Contracts
P.O. Box 696893 San Antonio Texas 78269
Prospectus May 1, 2009
1-800-306-2959

2.     Page seven (7): Delete the following paragraph under “If I have questions, where can I go?”:

“If you have any questions about the Contract, you can contact your registered representative or write us at American National Insurance Company, P.O. Box 1893, Galveston, Texas 77553-1893 or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.”

and replace it with the following:

“If you have any questions about the Contract, you can contact your registered representative or write us at American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269, or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.”

3.     Page fifty-nine (59): Delete the following paragraph under “Ways to Make Purchase Payments”:

“You may make Purchase Payments by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Purchase Payments after the initial Purchase Payment should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your Purchase Payment directly to American National Insurance Company, P.O. Box 1893, Galveston, TX 77553-1893. We also accept Purchase Payments by bank draft, wire or exchange from another insurance company. Purchase Payments from salary deduction plans may be made only if we agree.”

and replace it with the following:

“You may make Purchase Payments by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Purchase Payments after the initial Purchase Payment should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your Purchase Payment directly to American National Insurance Company, American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. We also accept Purchase Payments by bank draft, wire or exchange from another insurance company. Purchase Payments from salary deduction plans may be made only if we agree.”

4.     Page eighty-eight (88): Delete the paragraph under section titled “FINANCIAL STATEMENTS” as follows:
     “The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company
One Moody Plaza
Variable Contracts Department
P.O. Box 1893
Galveston, TX 77553-1893”

     and replace it with the following:

     “The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company
Variable Contracts Department
P.O. Box 696893
San Antonio, Texas 78269

5.     Page eighty-nine (89): Delete the following last paragraph:

“American National Insurance Company
Variable Contracts Department
One Moody Plaza

P.O. Box 1893

Galveston, TX 77553-1893”

and replace it with the following:

“American National Insurance Company
Variable Contracts Department
P.O. Box 696893
San Antonio, Texas 78269”

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

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